Note 2 - Basis of Presentation	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Basis of Accounting [Text Block]
2.     Basis of Presentation

The accompanying condensed consolidated financial statements at September 30, 2015 and for the three-month and nine-month periods ended September 30, 2015 and 2014 are unaudited, but include all adjustments, consisting of normal recurring entries, which we believe to be necessary for a fair presentation of the dates and periods presented. Interim results are not necessarily indicative of results for a full year. The financial statements should be read in conjunction with our audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2014. We expect our operating results to fluctuate for the foreseeable future; therefore, period-to-period comparisons should not be relied upon as predictive of the results in future periods.

Our financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the date of the financial statements. We are devoting substantially all of our present efforts to research and development of our vaccine candidates. We have funded our activities to date from government grants and clinical trial assistance, and from sales of our equity securities. We will continue to require substantial funds to continue our research and development activities. We believe that our existing cash resources and grant commitments will be sufficient to fund our planned operations through the first quarter of 2016, but due to our history of operating losses and our continuing need for capital to conduct our research and development activities, there is substantial doubt concerning our ability to operate as a going concern beyond that date. We are currently exploring sources of capital through government grants and clinical trial support and through philanthropic foundation support. We may also secure additional funds through sales of our equity securities or the exercise of currently outstanding stock purchase warrants. Management believes that the Company’s demonstrated history of successful funding through both government sources and equity securities alleviate the substantial doubt about the Company’s ability to operate as a going concern. However, additional funding may not be available on favorable terms or at all. If we fail to obtain additional capital when needed, we may be required to delay, scale back, or eliminate some or all of our research and development programs as well as reduce our general and administrative expenses.